UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22099

Gateway Trust

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

Natixis Distributors, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: December 31

Date of reporting period: September 30, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS

GATEWAY FUND — PORTFOLIO OF INVESTMENTS

Investments as of September 30, 2009 (Unaudited)

Shares	Description	Value (†)
Common Stocks — 100.2% of Net Assets
	Aerospace & Defense — 2.3%
456,021	Boeing Co. (The)(b)	$24,693,537
155,523	Goodrich Corp.(b)	8,451,120
449,199	Honeywell International, Inc.(b)	16,687,743
411,426	Raytheon Co.(b)	19,736,105
654,958	United Technologies Corp.(b)	39,906,591

		109,475,096

	Air Freight & Logistics — 1.1%
885,722	United Parcel Service, Inc., Class B(b)	50,016,721

	Airlines — 0.0%
91,526	AMR Corp.(b)(c)	727,632

	Auto Components — 0.1%
162,452	Cooper Tire & Rubber Co.(b)	2,855,906

	Beverages — 2.4%
1,135,936	Coca-Cola Co. (The)(b)	60,999,763
879,099	PepsiCo, Inc.(b)	51,567,948

		112,567,711

	Biotechnology — 1.5%
618,623	Amgen, Inc.(b)(c)	37,259,663
146,853	Biogen Idec, Inc.(b)(c)	7,419,014
18,112	Cephalon, Inc.(b)(c)	1,054,843
126,334	Facet Biotech Corp.(b)(c)	2,184,315
440,181	Gilead Sciences, Inc.(b)(c)	20,503,631
298,241	PDL BioPharma, Inc.(b)	2,350,139

		70,771,605

	Capital Markets — 3.0%
848,971	Charles Schwab Corp. (The)(b)	16,257,795
377,749	Eaton Vance Corp.(b)	10,573,195
285,775	Goldman Sachs Group, Inc. (The)(b)	52,682,621
668,206	Legg Mason, Inc.(b)	20,734,432
955,941	Morgan Stanley(b)	29,519,458
354,860	Waddell & Reed Financial, Inc., Class A(b)	10,095,767

		139,863,268

	Chemicals — 2.1%
1,187,616	Dow Chemical Co. (The)(b)	30,961,149
965,794	E.I. Du Pont de Nemours & Co.(b)	31,040,619
229,732	Eastman Chemical Co.(b)	12,299,852
80,563	Lubrizol Corp. (The)(b)	5,757,032
532,646	Olin Corp.(b)	9,289,346
332,996	RPM International, Inc.(b)	6,157,096

		95,505,094

	Commercial Banks — 2.9%
278,888	Associated Banc-Corp(b)	3,184,901
119,173	FirstMerit Corp.(b)	2,267,862
176,926	Old National Bancorp(b)	1,981,571
1,526,136	U.S. Bancorp(b)	33,361,333
3,322,369	Wells Fargo & Co.(b)	93,624,359

		134,420,026

	Commercial Services & Supplies — 0.9%
363,683	Avery Dennison Corp.(b)	13,096,225
94,779	Deluxe Corp.(b)	1,620,721
237,503	R. R. Donnelley & Sons Co.(b)	5,049,314
152,599	Resources Connection, Inc.(b)(c)	2,603,339
581,797	Waste Management, Inc.(b)	17,349,186

		39,718,785

	Communications Equipment — 3.0%
2,987,385	Cisco Systems, Inc.(b)(c)	70,323,043
3,158,428	Motorola, Inc.(b)	27,130,897
31,156	Plantronics, Inc.(b)	835,292
893,677	QUALCOMM, Inc.(b)	40,197,591

		138,486,823

	Computers & Peripherals — 5.0%
425,817	Apple, Inc.(b)(c)	78,933,697
1,118,973	Dell, Inc.(b)(c)	17,075,528
1,153,459	Hewlett-Packard Co.(b)	54,454,799
706,342	International Business Machines Corp.(b)	84,485,567

		234,949,591

	Consumer Finance — 0.2%
587,193	Discover Financial Services(b)	9,530,142

	Containers & Packaging — 0.2%
274,811	Sonoco Products Co.(b)	7,568,295

	Distributors — 0.2%
291,231	Genuine Parts Co.(b)	11,084,252

	Diversified Financial Services — 4.3%
2,239,047	Bank of America Corp.(b)	37,884,675
3,837,157	Citigroup, Inc.(b)	18,571,840
76,435	CME Group, Inc.(b)	23,556,503
2,738,371	JPMorgan Chase & Co.(b)	119,995,417

		200,008,435

	Diversified Telecommunication Services — 3.7%
3,889,757	AT&T, Inc.(b)	105,062,337
201,862	Clearwire Corp., Class A(b)(c)	1,641,138
891,112	Frontier Communications Corp.(b)	6,718,984
1,978,278	Verizon Communications, Inc.	59,882,475

		173,304,934

	Electric Utilities — 1.5%
2,008,558	Duke Energy Corp.(b)	31,614,703
78,208	Hawaiian Electric Industries, Inc.(b)	1,417,129
1,040,439	Pepco Holdings, Inc.(b)	15,481,732
573,168	Progress Energy, Inc.(b)	22,387,942

		70,901,506

	Electrical Equipment — 0.7%
647,718	Emerson Electric Co.(b)	25,960,537
8,058	First Solar, Inc.(b)(c)	1,231,746
150,578	Hubbell, Inc., Class B(b)	6,324,276

		33,516,559

	Electronic Equipment, Instruments & Components — 0.5%
1,105,847	Corning, Inc.(b)	16,930,518
281,534	Tyco Electronics Ltd.(b)	6,272,577

		23,203,095

	Energy Equipment & Services — 2.4%
69,413	Acergy SA, Sponsored ADR(b)	876,686
575,993	BJ Services Co.(b)	11,191,544
60,834	CARBO Ceramics, Inc.(b)	3,135,993
61,335	Diamond Offshore Drilling, Inc.(b)	5,858,719

GATEWAY FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of September 30, 2009 (Unaudited)

Shares	Description	Value (†)
	Energy Equipment & Services — continued
14,832	ENSCO International, Inc.(b)	$630,953
758,710	Halliburton Co.(b)	20,576,215
486,894	Patterson-UTI Energy, Inc.(b)	7,352,099
780,226	Schlumberger Ltd.(b)	46,501,470
283,754	Smith International, Inc.(b)	8,143,740
192,375	Tidewater, Inc.(b)	9,058,939

		113,326,358

	Food & Staples Retailing — 2.2%
1,021,075	CVS Caremark Corp.(b)	36,493,220
579,559	SUPERVALU, Inc.(b)	8,728,159
1,205,658	Wal-Mart Stores, Inc.(b)	59,185,751

		104,407,130

	Food Products — 1.2%
763,734	ConAgra Foods, Inc.(b)	16,557,753
1,170,699	Kraft Foods, Inc., Class A(b)	30,754,263
681,218	Sara Lee Corp.(b)	7,588,768

		54,900,784

	Gas Utilities — 0.9%
236,312	National Fuel Gas Co.(b)	10,825,452
235,615	Nicor, Inc.(b)	8,621,153
527,527	Oneok, Inc.(b)	19,318,039
142,463	WGL Holdings, Inc.(b)	4,721,224

		43,485,868

	Health Care Equipment & Supplies — 1.8%
453,143	Baxter International, Inc.(b)	25,833,682
1,299,293	Boston Scientific Corp.(b)(c)	13,759,513
89,302	Covidien Ltd.(b)	3,863,204
7,488	Edwards Lifesciences Corp.(b)(c)	523,486
40,847	Intuitive Surgical, Inc.(b)(c)	10,712,126
835,372	Medtronic, Inc.(b)	30,741,690

		85,433,701

	Health Care Providers & Services — 1.8%
589,277	Aetna, Inc.(b)	16,399,579
259,868	Coventry Health Care, Inc.(b)(c)	5,186,965
316,304	Medco Health Solutions, Inc.(b)(c)	17,494,774
1,000,014	UnitedHealth Group, Inc.(b)	25,040,351
57,140	Universal Health Services, Inc., Class B(b)	3,538,680
337,655	WellPoint, Inc.(b)(c)	15,991,341

		83,651,690

	Health Care Technology — 0.1%
70,200	Quality Systems, Inc.(b)	4,322,214

	Hotels, Restaurants & Leisure — 1.1%
715,082	International Game Technology(b)	15,359,961
598,129	McDonald’s Corp.(b)	34,135,222
56,179	Tim Hortons, Inc.(b)	1,589,866
271,449	Wendy’s/Arby’s Group, Inc., Class A(b)	1,283,954

		52,369,003

	Household Durables — 1.1%
212,031	Black & Decker Corp. (The)(b)	9,814,915
578,219	Leggett & Platt, Inc.(b)	11,217,449
564,932	Newell Rubbermaid, Inc.(b)	8,863,783
313,949	Tupperware Brands Corp.	12,532,844
101,226	Whirlpool Corp.(b)	7,081,771

		49,510,762

	Household Products — 2.5%
173,861	Colgate-Palmolive Co.(b)	13,262,117
176,087	Kimberly-Clark Corp.(b)	10,385,611
1,616,233	Procter & Gamble Co.(b)	93,612,216

		117,259,944

	Industrial Conglomerates — 2.6%
305,046	3M Co.(b)	22,512,395
5,684,573	General Electric Co.(b)	93,340,688
134,460	Tyco International Ltd.(b)	4,636,181

		120,489,264

	Insurance — 2.4%
111,311	Aegon NV, NY Registered Shares(b)(c)	941,691
648,382	Allstate Corp. (The)(b)	19,853,457
112,626	American International Group, Inc.(b)(c)	4,967,933
132,524	AON Corp.(b)	5,392,402
642,051	Arthur J. Gallagher & Co.(b)	15,646,783
445,567	Fidelity National Financial, Inc., Class A(b)	6,719,150
414,616	Lincoln National Corp.(b)	10,742,701
485,300	Marsh & McLennan Cos., Inc.(b)	12,001,469
121,084	Mercury General Corp.(b)	4,380,819
462,967	Old Republic International Corp.(b)	5,638,938
173,071	Travelers Cos., Inc. (The)(b)	8,520,285
66,354	Unitrin, Inc.(b)	1,293,239
762,251	XL Capital Ltd., Class A(b)	13,308,903
109,421	Zenith National Insurance Corp.(b)	3,381,109

		112,788,879

	Internet & Catalog Retail — 0.4%
202,608	Amazon.com, Inc.(b)(c)	18,915,483

	Internet Software & Services — 2.0%
315,218	Akamai Technologies, Inc.(b)(c)	6,203,490
858,523	eBay, Inc.(b)(c)	20,269,728
123,792	Google, Inc., Class A(b)(c)	61,382,263
271,136	VeriSign, Inc.(b)(c)	6,423,212

		94,278,693

	IT Services — 1.8%
561,884	Automatic Data Processing, Inc.(b)	22,082,041
159,578	Broadridge Financial Solutions, Inc.(b)	3,207,518
342,245	Cognizant Technology Solutions Corp., Class A(c)	13,231,192
256,064	Fidelity National Information Services, Inc.(b)	6,532,193
31,914	Lender Processing Services, Inc.(b)	1,218,157
683,919	Paychex, Inc.(b)	19,867,847
40,054	Visa, Inc., Class A(b)	2,768,132
805,994	Western Union Co.(b)	15,249,406

		84,156,486

	Leisure Equipment & Products — 0.3%
393,969	Eastman Kodak Co.(b)	1,883,172
689,110	Mattel, Inc.(b)	12,720,970

		14,604,142

	Machinery — 2.6%
581,563	Caterpillar, Inc.(b)	29,851,629
386,869	Cummins, Inc.(b)	17,335,600
337,515	Deere & Co.(b)	14,486,144
284,117	Eaton Corp.(b)	16,078,181
207,233	Parker Hannifin Corp.(b)	10,742,959

GATEWAY FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of September 30, 2009 (Unaudited)

Shares	Description	Value (†)
	Machinery — continued
108,640	Pentair, Inc.(b)	$3,207,053
105,659	Snap-On, Inc.(b)	3,672,707
184,043	SPX Corp.(b)	11,276,314
191,815	Stanley Works (The)(b)	8,188,582
293,985	Timken Co. (The)(b)	6,888,068

		121,727,237

	Media — 2.3%
801,402	News Corp., Class B(b)	11,211,614
347,711	Omnicom Group, Inc.(b)	12,844,444
255,910	Time Warner Cable, Inc.(b)	11,027,162
857,017	Time Warner, Inc.(b)	24,664,949
1,687,453	Walt Disney Co. (The)(b)	46,337,460

		106,085,629

	Metals & Mining — 1.0%
1,418,696	Alcoa, Inc.(b)	18,613,292
77,142	Companhia Siderurgica Nacional SA, Sponsored ADR(b)	2,360,545
432,475	Gerdau SA, Sponsored ADR(b)	5,812,464
264,605	Nucor Corp.(b)	12,439,081
158,552	Southern Copper Corp.(b)	4,865,961
117,586	Worthington Industries, Inc.(b)	1,634,445

		45,725,788

	Multi Utilities — 2.1%
806,956	Ameren Corp.(b)	20,399,848
711,887	Consolidated Edison, Inc.(b)	29,144,654
376,789	Integrys Energy Group, Inc.(b)	13,522,957
300,942	OGE Energy Corp.(b)	9,955,161
772,150	Public Service Enterprise Group, Inc.(b)	24,276,396

		97,299,016

	Multiline Retail — 1.1%
427,904	J.C. Penney Co., Inc.(b)	14,441,760
1,136,520	Macy’s, Inc.	20,786,951
393,732	Nordstrom, Inc.(b)	12,024,575
72,941	Sears Holdings Corp.(b)(c)	4,763,777

		52,017,063

	Oil, Gas & Consumable Fuels — 9.2%
769,628	Chesapeake Energy Corp.(b)	21,857,435
1,252,929	Chevron Corp.(b)	88,243,789
62,917	CNOOC Ltd., Sponsored ADR(b)	8,520,849
991,574	ConocoPhillips(b)	44,779,482
204,024	CONSOL Energy, Inc.(b)	9,203,523
2,726,785	Exxon Mobil Corp.(b)	187,084,719
646,425	Occidental Petroleum Corp.(b)	50,679,720
358,792	Southwestern Energy Co.(b)(c)	15,313,243
124,543	StatoilHydro ASA, Sponsored ADR(b)	2,807,199

		428,489,959

	Paper & Forest Products — 0.3%
715,259	MeadWestvaco Corp.	15,957,428

	Personal Products — 0.4%
477,448	Avon Products, Inc.(b)	16,214,134

	Pharmaceuticals — 7.4%
1,051,976	Abbott Laboratories(b)	52,041,253
303,324	GlaxoSmithKline PLC, Sponsored ADR(b)	11,984,331
1,519,940	Johnson & Johnson(b)	92,549,146
1,557,641	Merck & Co., Inc.(b)	49,268,185
4,837,293	Pfizer, Inc.(b)	80,057,199
937,883	Schering-Plough Corp.(b)	26,495,195
721,141	Wyeth(b)	35,033,030

		347,428,339

	Professional Services — 0.1%
63,246	Dun & Bradstreet Corp.(b)	4,763,689

	REITs — 1.6%
893,846	Duke Realty Corp.(b)	10,735,091
122,701	Healthcare Realty Trust, Inc.(b)	2,592,672
709,283	Liberty Property Trust(b)	23,072,976
433,790	Mack-Cali Realty Corp.(b)	14,024,431
546,084	Nationwide Health Properties, Inc.(b)	16,923,143
433,637	Senior Housing Properties Trust(b)	8,286,803

		75,635,116

	Road & Rail — 0.4%
478,482	CSX Corp.(b)	20,029,257

	Semiconductors & Semiconductor Equipment — 2.6%
726,190	Advanced Micro Devices, Inc.(b)(c)	4,110,235
47,711	Altera Corp.(b)	978,553
313,441	Analog Devices, Inc.(b)	8,644,703
163,971	Applied Materials, Inc.(b)	2,197,211
3,015,571	Intel Corp.(b)	59,014,725
272,540	Linear Technology Corp.(b)	7,530,280
290,674	Microchip Technology, Inc.(b)	7,702,861
503,376	National Semiconductor Corp.(b)	7,183,176
409,201	NVIDIA Corp.(b)(c)	6,150,291
585,760	Texas Instruments, Inc.(b)	13,876,654
149,448	Xilinx, Inc.(b)	3,500,072

		120,888,761

	Software — 4.3%
484,666	Activision Blizzard, Inc.(b)(c)	6,005,012
373,489	Adobe Systems, Inc.(b)(c)	12,340,077
198,185	Autodesk, Inc.(b)(c)	4,716,803
4,579,017	Microsoft Corp.(b)	118,550,750
2,162,835	Oracle Corp.(b)	45,073,481
699,352	Symantec Corp.(b)(c)	11,518,327

		198,204,450

	Specialty Retail — 2.5%
193,208	Abercrombie & Fitch Co., Class A(b)	6,352,679
404,803	American Eagle Outfitters, Inc.(b)	6,824,979
304,649	Best Buy Co., Inc.(b)	11,430,430
183,146	Foot Locker, Inc.(b)	2,188,595
273,493	Gap, Inc. (The)(b)	5,852,750
1,311,692	Home Depot, Inc.(b)	34,943,475
498,729	Limited Brands, Inc.(b)	8,473,406
885,731	Lowe’s Cos., Inc.(b)	18,547,207
446,146	RadioShack Corp.(b)	7,392,639
293,381	Tiffany & Co.(b)	11,303,970
44,612	TJX Cos., Inc.(b)	1,657,336
2,611	Urban Outfitters, Inc.(b)(c)	78,774

		115,046,240

	Thrifts & Mortgage Finance — 0.3%
69,410	Capitol Federal Financial(b)	2,284,977
903,328	New York Community Bancorp, Inc.(b)	10,316,006

		12,600,983

GATEWAY FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of September 30, 2009 (Unaudited)

Shares	Description	Value (†)
	Tobacco — 1.7%
1,351,051	Altria Group, Inc.(b)	$24,062,219
783,049	Philip Morris International, Inc.(b)	38,165,808
305,830	Reynolds American, Inc.(b)	13,615,552
178,726	Vector Group Ltd.(b)	2,784,550

		78,628,129

	Trading Companies & Distributors — 0.1%
195,860	GATX Corp.(b)	5,474,287

	Wireless Telecommunication Services — 0.0%
37,834	China Mobile Ltd., Sponsored ADR(b)	1,858,028

	Total Common Stocks (Identified Cost $3,716,878,101)	4,676,449,410

Contracts
Put Options — 0.6%
10,966	On S&P 500 Index expiring October 17, 2009 at 900(d)	904,695
8,334	On S&P 500 Index expiring November 21, 2009 at 900(d)	4,500,360
10,966	On S&P 500 Index expiring November 21, 2009 at 925(d)	8,060,010
7,676	On S&P 500 Index expiring December 19, 2009 at 900(d)	7,791,140
5,922	On S&P 500 Index expiring December 19, 2009 at 925(d)	7,728,210

	Total Put Options (Identified Cost $66,752,491)	28,984,415

Principal Amount
Short-Term Investments — 3.9%
$182,141,353

Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2009 at 0.000% to be repurchased at $182,141,353 on 10/01/2009 collateralized by $445,000 Federal Home Loan Mortgage Corp., 5.625% due 11/23/2035 valued at $465,070; $29,510,000 Federal Home Loan Mortgage Corp., 4.270% due 12/03/2013 valued at $30,123,808; $33,805,000 Federal Home Loan Mortgage Corp., 4.250% due 11/25/2013 valued at $34,523,356; $12,390,000 Federal Home Loan Mortgage Corp., 3.030% due 5/05/2014 valued at $12,498,413; $107,640,000 Federal National Mortgage Association, 3.000% due 1/13/2014 valued at $108,178,200 including accrued interest(e)

(Identified Cost $182,141,353)

		182,141,353

	Total Investments — 104.7% (Identified Cost $3,965,771,945)(a)	4,887,575,178
	Other assets less liabilities — (4.7)%	(217,428,682)

	Net Assets — 100.0%	$4,670,146,496

Contracts
Call Options Written — (5.0%)
5,934	On S&P 500 Index expiring October 17, 2009 at 975(d)	(50,112,630)
6,055	On S&P 500 Index expiring October 17, 2009 at 1000(d)	(37,359,350)
5,537	On S&P 500 Index expiring October 17, 2009 at 1025(d)	(22,646,330)
4,814	On S&P 500 Index expiring October 17, 2009 at 1050(d)	(11,288,830)
10,990	On S&P 500 Index expiring November 21, 2009 at 1025(d)	(59,675,700)
5,717	On S&P 500 Index expiring November 21, 2009 at 1050(d)	(21,896,110)
4,817	On S&P 500 Index expiring December 19, 2009 at 1025(d)	(30,250,760)

	Total Call Options Written (Premium Received $204,275,590)	(233,229,710)

(†)	Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Markets are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Exchange-traded index options are valued at the average of the closing bid and asked quotations. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day.

GATEWAY FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of September 30, 2009 (Unaudited)

Option contracts for which the average of the closing bid and ask quotations are not considered to reflect option contract values as of the close of the New York Stock Exchange (“NYSE”) are valued at fair value as determined in good faith under procedures adopted by the Board of Trustees. As of September 30, 2009, the total amount of put options fair valued was $28,984,415 and call options written fair valued was $233,229,710.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales):

At September 30, 2009, the net unrealized appreciation on investments based on a cost of $3,965,771,945 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$1,033,975,909
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(112,172,676)

Net unrealized appreciation	$921,803,233

At December 31, 2008, the Fund had a capital loss carryforward of approximately $145,259,142 which expires on December 31, 2014. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	All or a portion of this security is held as collateral for outstanding written call options.
(c)	Non-income producing security.
(d)	The Fund’s investment strategy makes exclusive use of exchange-traded options. Exchange-traded options have standardized contracts and are settled through a clearing house with fulfillment guaranteed by the credit of the exchange. Therefore, counterparty credit risks to the Fund are limited. The Fund writes (sells) index call options and purchases index put options.

When the Fund purchases an index put option, it pays a premium and the index put option is subsequently marked to market to reflect current value until the option expires or the Fund enters into a closing sale transaction. Premiums paid for purchasing index put options which expire are treated as realized losses. When the Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds for the closing sale transaction is treated as a realized gain or loss. Premiums paid for purchasing index put options which are exercised or closed are added to the cost or deducted from the proceeds on the underlying instrument to determine the realized gain or loss. The risk associated with purchasing index put options is limited to the premium paid.

The following is a summary of the Fund’s purchased option activity:

Contracts	Number of Contracts	Premiums
Outstanding at 12/31/2008	25,626	$148,131,745
Options purchased	223,951	466,568,234
Options terminated in closing sale transactions	(150,774)	(384,710,351)
Options expired	(54,939)	(163,237,137)

Outstanding at 9/30/2009	43,864	$66,752,491

When the Fund writes an index call option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value until the option expires or the Fund enters into a closing purchase transaction. When an index call option expires or the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid at expiration or on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of an index call option, bears the risk of an unfavorable change in the market value of the index underlying the written option.

The following is a summary of the Fund’s written option activity:

Contracts	Number of Contracts	Premiums
Outstanding at 12/31/2008	49,526	$201,414,673
Options written	290,491	1,199,532,286
Options terminated in closing purchase transactions	(278,254)	(1,111,021,526)
Options expired	(17,899)	(85,649,843)

Outstanding at 9/30/2009	43,864	$204,275,590

GATEWAY FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of September 30, 2009 (Unaudited)

(e)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.
REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs for situations where quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2009, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$4,676,449,410	$—	$—	$4,676,449,410
Put Options	—	28,984,415	—	28,984,415
Short-Term Investments	182,141,353	—	—	182,141,353

Total	$4,858,590,763	$28,984,415	$—	$4,887,575,178

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Call Options Written	$—	$(233,229,710)	$—	$(233,229,710)

*	Major categories of the Fund’s investments are included above.

Derivatives

Effective January 1, 2009, the Fund adopted accounting standards related to derivative instruments and hedging activities which require enhanced disclosures. Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund may use include written index call options and purchased index put options.

The Fund seeks to capture the majority of the returns associated with equity market investments, while exposing investors to less risk than other equity investments. To meet this investment goal the Fund invests in a broadly diversified portfolio of common stocks, while also selling index call options and purchasing index put options. Writing index call options reduces the Fund’s volatility, provides a steady cash flow and is an important source of the Fund’s return, although it reduces the Fund’s ability to profit from increases in the value of its equity portfolio. The Fund also buys index put options, which can protect the Fund from a significant market decline that may occur over a short period of time. The value of an index put option generally increases as the prices of stocks constituting the index decrease and decreases as those stocks increase in price. The combination of the diversified stock portfolio, the steady cash flow from the sale of index call options and the downside protection from index put options is intended to provide the Fund with the majority of the returns associated with equity market investments while exposing investors to less risk than other equity investments.

Industry Summary at September 30, 2009 (Unaudited)

Oil, Gas & Consumable Fuels	9.2%
Pharmaceuticals	7.4
Computers & Peripherals	5.0
Diversified Financial Services	4.3
Software	4.3
Diversified Telecommunication Services	3.7
Capital Markets	3.0
Communications Equipment	3.0
Commercial Banks	2.9
Machinery	2.6
Semiconductors & Semiconductor Equipment	2.6
Industrial Conglomerates	2.6
Household Products	2.5
Specialty Retail	2.5
Energy Equipment & Services	2.4
Insurance	2.4
Beverages	2.4
Aerospace & Defense	2.3
Media	2.3
Food & Staples Retailing	2.2
Multi Utilities	2.1
Chemicals	2.1
Internet Software & Services	2.0
Other Investments, less than 2% each	25.0
Short-Term Investments	3.9

Total Investments	104.7
Other assets less liabilities (including call options written)	(4.7)

Net Assets	100.0%

ITEM 2.	CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Gateway Trust

By:	/s/ DAVID L. GIUNTA
Name:	David L. Giunta
Title:	President and Chief Executive Officer

Date:	November 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ DAVID L. GIUNTA
Name:	David L. Giunta
Title:	President and Chief Executive Officer

Date:	November 23, 2009

By:	/s/ MICHAEL C. KARDOK
Name:	Michael C. Kardok
Title:	Treasurer

Date:	November 23, 2009